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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: _________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Osmium Partners, LLC
Address: 300 Drakes Landing Road, Suite 172
         Greenbrae, CA  94904

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Lewis
Title: Managing Member
Phone: (415) 747-8698

Signature, Place, and Date of Signing:

   [/s/] John H. Lewis           Greenbrae, California         May 15, 2013
--------------------------    --------------------------    ------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $108,057
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                          TITLE OF            VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS     CUSIP   (X1000)    PRN AMT PRN CALL DISCRETION MANAGER   SOLE    SHARED   NONE
AMREP CORP New            COM       32159105   8,255    553,673 SH       SHARED           0        0   553,673    0
AMREP CORP New            COM       32159105     362     24,300 SH       SOLE             0   24,300         0    0
AUTOBYTEL INC             COM NEW  05275N205     543    136,422 SH       SHARED           0        0   136,422    0
CAFEPRESS INC             COM      12769A103     427     73,933 SH       SHARED           0        0    73,933    0
CALLIDUS SOFTWARE INC     COM      13123E500     368     81,000 SH       SHARED           0        0    81,000    0
CIMATRON LTD              ORD      M23798107   3,488    763,150 SH       SHARED           0        0   763,150    0
CIMATRON LTD              ORD      M23798107       1        200 SH       SOLE             0      200         0    0
CRA INTERNATIONAL INC     COM      12618T105     386     19,502 SH       SHARED           0        0    19,502    0
EGAIN COMMUNICATIONS CORP COM NEW  28225C806   3,854    856,388 SH       SHARED           0        0   856,388    0
EGAIN COMMUNICATIONS CORP COM NEW  28225C806       4        900 SH       SOLE             0      900         0    0
EPLUS INC                 COM      294268107   3,986     96,410 SH       SHARED           0        0    96,410    0
EPLUS INC                 COM      294268107      29        700 SH       SOLE             0      700         0    0
FRANKLIN COVEY CO         COM      353469109  10,651    825,626 SH       SHARED           0        0   825,626    0
FRANKLIN COVEY CO         COM      353469109   2,204    170,848 SH       SOLE             0  170,848         0    0
HARRIS INTERACTIVE INC    COM      414549105   5,086  4,238,669 SH       SHARED           0        0 4,238,669    0
HARRIS INTERACTIVE INC    COM      414549105     135    112,130 SH       SOLE             0  112,130         0    0
INTERNET PATENTS CORP     COM      46063G101   3,719  1,047,659 SH       SHARED           0        0 1,047,659    0
INTERNET PATENTS CORP     COM      46063G101     226     63,733 SH       SOLE             0  63,733          0    0
INTERSECTIONS INC         COM      460981301     976    102,982 SH       SHARED           0        0   102,982    0
INTERSECTIONS INC         COM      460981301     182     19,191 SH       SOLE             0   19,191         0    0
ORBITZ WORLDWIDE INC      COM      68557K109   1,342    493,289 SH       SHARED           0        0   493,289    0
REIS INC                  COM      75936P105   7,151    548,801 SH       SHARED           0        0   548,801    0
REIS INC                  COM      75936P105      88      6,786 SH       SOLE             0    6,786         0    0
ROSETTA STONE INC         COM      777780107  10,424    844,764 SH       SHARED           0        0   844,764    0
ROSETTA STONE INC         COM      777780107     620     50,231 SH       SOLE             0   50,231         0    0
SPARK NETWORKS INC        COM      84651P100  24,292  3,114,309 SH       SHARED           0        0 3,114,309    0
SPARK NETWORKS INC        COM      84651P100   1,120    143,564 SH       SOLE             0  143,564         0    0
VITACOST.COM INC          COM      92847A200   8,955  1,320,831 SH       SHARED           0        0 1,320,831    0
VITACOST.COM INC          COM      92847A200   1,332    196,527 SH       SOLE             0  196,527         0    0
YELP INC                  CL A     985817105     558     29,580 SH       SHARED           0        0    29,580    0
ZIPREALTY INC             COM      98974V107   7,254  2,590,681 SH       SHARED           0        0 2,590,681    0
ZIPREALTY INC             COM      98974V107      41     14,600 SH       SOLE             0   14,600         0    0

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